Exploration and Evaluation of Oil and Gas Reserves - Summary of Aging Capitalized Exploratory and Well Costs by Year (Detail) (Detail) $ in Millions	Dec. 31, 2017 USD ($) Project	Dec. 31, 2016 USD ($) Project
Disclosure of Exploration and Evaluation of Oil and Gas [Abstract]
Exploratory well costs capitalized for a period of one year	$ 111	$ 806
Exploratory well costs capitalized for a period greater than one year	4,411	4,327
Total capitalized exploratory well costs	$ 4,522	$ 5,133
Number of projects relating to exploratory well costs capitalized for a period greater than one year | Project	54	57